Liabilities for Quality Assurance - Summary of Net Change in Liabilities for Quality Assurances (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Liabilities for quality assurances [Abstract]
Liabilities for quality assurance at beginning of year	¥ 1,555,711	¥ 1,482,872	¥ 1,552,970
Additional provisions	400,419	362,180	345,563
Utilization	(229,623)	(278,094)	(347,806)
Reversals	(59,758)	(32,124)	(77,479)
Other	19,608	20,877	9,624
Liabilities for quality assurance at end of year	¥ 1,686,357	¥ 1,555,711	¥ 1,482,872